American Century California Tax-Free and Municipal Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

CALIFORNIA HIGH-YIELD MUNICIPAL FUND * CALIFORNIA LIMITED-TERM TAX-FREE FUND
* CALIFORNIA LONG-TERM TAX-FREE FUND * CALIFORNIA TAX-FREE BOND FUND *
CALIFORNIA TAX-FREE MONEY MARKET FUND

Supplement dated September 4, 2007 * Statement of Additional Information dated
January 1, 2007

EFFECTIVE AUGUST 31, 2007, THE CALIFORNIA LIMITED-TERM TAX-FREE FUND WILL BE
REORGANIZED INTO THE CALIFORNIA TAX-FREE BOND FUND. ALL REFERENCES TO CALIFORNIA
LIMITED-TERM TAX-FREE SHOULD BE DELETED FROM THE STATEMENT OF ADDITIONAL
INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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